Intangible Assets - Key Assumptions Used in Impairment Testing (Detail)	Mar. 31, 2019	Mar. 31, 2018
SMBC Trust Bank Ltd. [member] | Corporate business [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate		12.61%
Growth rate		1.00%
SMBC Trust Bank Ltd. [member] | Retail banking [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate		9.91%
Growth rate		1.00%
SMBC Nikko Securities Inc. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	8.90%	11.42%
Growth rate	1.00%	1.00%
SMBC Consumer Finance Co., Ltd [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	11.37%	11.20%
Growth rate	1.00%	1.00%
Sumitomo mitsui asset management company, limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	8.95%	9.01%
Growth rate	1.00%	1.00%